STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - EBP 010 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets
Cash and cash equivalents	$ 0	$ 8,622
Investments, at fair value
Total investments, at fair value	757,876,032	690,883,865
Receivables
Participant loans receivable	8,131,154	8,101,350
Available for benefits	766,007,186	698,993,837
Registered investment companies
Investments, at fair value
Total investments, at fair value	350,602,752	322,899,889
Common collective trusts
Investments, at fair value
Total investments, at fair value	385,638,305	334,344,077
Common stock fund
Investments, at fair value
Total investments, at fair value	$ 21,634,975	$ 33,639,899